UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21212

        Nuveen Insured California Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          5/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
	May 31, 2006
		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 2.2% (1.5% of Total Investments)
$ 1,625	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	$1,944,459
	Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42

	Health Care – 13.0% (8.6% of Total Investments)
1,500	California Health Facilities Financing Authority, Revenue Bonds, UCSF – Stanford Healthcare,	11/08 at 101.00	AAA	1,533,375
	Series 1998A, 5.000%, 11/15/31 – FSA Insured
1,800	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,884,924
	LLC, Series 2001A, 5.550%, 8/01/31
2,000	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey	6/13 at 100.00	AAA	2,107,000
	Peninsula Hospital, Series 2003B, 5.250%, 6/01/23 – FSA Insured
4,060	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AAA	4,279,687
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
1,260	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	1,366,495
	Center, Series 2004, 5.875%, 7/01/26

10,620	Total Health Care			11,171,481

	Housing/Multifamily – 1.3% (1.0% of Total Investments)
1,165	Poway, California, Housing Revenue Bonds, Revenue Bonds, Poinsettia Mobile Home Park, Series	5/13 at 102.00	BBB+	1,170,359
	2003, 5.000%, 5/01/23

	Long-Term Care – 5.8% (3.8% of Total Investments)
1,000	ABAG Finance Authority for Non-Profit Corporations, California, Insured Senior Living Revenue	11/12 at 100.00	A	1,033,330
	Bonds, Odd Fellows Home of California, Series 2003A, 5.200%, 11/15/22
2,000	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	2,071,320
	California Retired Officers Community Corporation – Paradise Valley Estates, Series 2002,
	5.250%, 1/01/26
1,815	California Statewide Community Development Authority, Revenue Bonds, Jewish Home for the	11/13 at 100.00	A	1,865,530
	Aging, Series 2003, 5.000%, 11/15/18

4,815	Total Long-Term Care			4,970,180

	Tax Obligation/General – 48.0% (31.9% of Total Investments)
2,000	Butte-Glenn Community College District, Butte and Glenn Counties, California, General	8/12 at 101.00	Aaa	2,066,120
	Obligation Bonds, Series 2002A, 5.000%, 8/01/26 – MBIA Insured
	California, General Obligation Bonds, Series 2004:
1,000	5.125%, 2/01/27	2/14 at 100.00	A	1,034,510
500	5.250%, 4/01/34	4/14 at 100.00	A	521,240
	California, General Obligation Refunding Bonds, Series 2002:
1,500	5.000%, 2/01/12	No Opt. Call	A	1,585,425
3,750	5.000%, 4/01/27 – AMBAC Insured	4/12 at 100.00	AAA	3,846,788
3,000	5.250%, 4/01/30 – XLCA Insured	4/12 at 100.00	AAA	3,158,280
450	Fremont Unified School District, Alameda County, California, General Obligation Bonds, Series	8/12 at 101.00	AAA	466,304
	2002A, 5.000%, 8/01/25 – FGIC Insured
	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation
	Bonds, Series 2003B:
4,500	5.000%, 8/01/26 – FSA Insured	8/13 at 100.00	AAA	4,648,770
2,030	5.000%, 8/01/27 – FSA Insured	8/13 at 100.00	AAA	2,093,356
10,500	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A,	7/13 at 100.00	AAA	10,925,457
	5.000%, 7/01/22 – FSA Insured
2,000	Los Angeles, California, General Obligation Bonds, Series 2002A, 5.000%, 9/01/22 – MBIA Insured	9/12 at 100.00	AAA	2,081,340
1,000	Murrieta Valley Unified School District, Riverside County, California, General Obligation	9/13 at 100.00	AAA	1,033,380
	Bonds, Series 2003A, 5.000%, 9/01/26 – FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds,
	Series 2005:
190	5.000%, 8/01/25 – MBIA Insured	8/15 at 100.00	AAA	197,566
200	5.000%, 8/01/26 – MBIA Insured	8/15 at 100.00	AAA	207,508
3,000	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	7/10 at 100.00	AAA	3,151,830
	Series 2000B, 5.125%, 7/01/22 – MBIA Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General
	Obligation Bonds, Series 2005A:
145	5.000%, 9/01/25 – MBIA Insured	9/15 at 100.00	AAA	151,263
215	5.000%, 9/01/27 – MBIA Insured	9/15 at 100.00	AAA	223,293
3,855	San Rafael City High School District, Marin County, California, General Obligation Bonds,	8/12 at 100.00	AAA	3,956,502
	Series 2003A, 5.000%, 8/01/28 – FSA Insured

39,835	Total Tax Obligation/General			41,348,932

	Tax Obligation/Limited – 43.2% (28.7% of Total Investments)
550	Baldwin Park Public Financing Authority, California, Sales Tax and Tax Allocation Bonds,	8/13 at 102.00	BBB	570,922
	Puente Merced Redevelopment Project, Series 2003, 5.250%, 8/01/21
2,025	Burbank Public Financing Authority, California, Revenue Refunding Bonds, Golden State	12/13 at 100.00	AAA	2,147,877
	Redevelopment Project, Series 2003A, 5.250%, 12/01/22 – AMBAC Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	12/13 at 100.00	A–	2,162,720
	2003C, 5.500%, 6/01/16
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	AAA	4,105,960
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
1,610	Folsom Public Financing Authority, California, Special Tax Revenue Bonds, Series 2004A,	9/12 at 102.00	AAA	1,673,289
	5.000%, 9/01/21 – AMBAC Insured
130	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A,	9/15 at 100.00	AAA	135,916
	5.000%, 9/01/20 – XLCA Insured
5,540	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/06 at 103.00	AAA	5,713,291
	Series 2003C, 5.000%, 9/02/21 – AMBAC Insured
1,770	Los Angeles Unified School District, California, Certificates of Participation, Administration	10/12 at 100.00	AAA	1,813,790
	Building Project II, Series 2002C, 5.000%, 10/01/27 – AMBAC Insured
2,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	2,044,420
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
1,500	Los Osos, California, Improvement Bonds, Community Services Wastewater Assessment District 1,	9/10 at 103.00	AAA	1,535,700
	Series 2002, 5.000%, 9/02/33 – MBIA Insured
500	Paramount Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project	8/13 at 100.00	AAA	520,890
	Area 1, Series 2003, 5.000%, 8/01/19 – MBIA Insured
150	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	AAA	153,390
	2005A, 5.000%, 9/01/35 – XLCA Insured
315	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple	10/15 at 100.00	AAA	322,173
	Projects, Series 2005A, 5.000%, 10/01/35 – XLCA Insured
	San Buenaventura, California, Certificates of Participation, Golf Course Financing Project,
	Series 2002D:
3,000	5.000%, 2/01/27 – AMBAC Insured	2/12 at 100.00	AAA	3,067,320
3,300	5.000%, 2/01/32 – AMBAC Insured	2/12 at 100.00	AAA	3,363,822
1,200	San Diego Redevelopment Agency, California, Subordinate Lien Tax Increment and Parking Revenue	9/09 at 101.00	Baa2	1,232,760
	Bonds, Centre City Project, Series 2003B, 5.250%, 9/01/26
2,770	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Civic Center Project,	6/12 at 100.00	AAA	2,831,466
	Series 2002B, 5.000%, 6/01/32 – AMBAC Insured
1,220	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/10 at 101.00	AAA	1,245,120
	Project, Series 2002, 5.000%, 8/01/32 – MBIA Insured
2,390	Solano County, California, Certificates of Participation, Series 2002, 5.250%, 11/01/24 –	11/12 at 100.00	AAA	2,533,926
	MBIA Insured

35,970	Total Tax Obligation/Limited			37,174,752

	Transportation – 14.1% (9.4% of Total Investments)
5,480	Bay Area Governments Association, California, BART SFO Extension, Airport Premium Fare Revenue	8/12 at 100.00	AAA	5,627,248
	Bonds, Series 2002A, 5.000%, 8/01/26 – AMBAC Insured
2,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	1/10 at 100.00	BBB–	1,956,740
	1995A, 5.000%, 1/01/35
1,300	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/10 at 101.00	AAA	1,346,098
	Airport, Second Series 2000, Issue 26B, 5.000%, 5/01/25 – FGIC Insured
3,135	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/08 at 101.00	AAA	3,224,755
	Airport, Second Series Issue 16B, 5.000%, 5/01/24 – FSA Insured

11,915	Total Transportation			12,154,841

	U.S. Guaranteed – 4.9% (3.2% of Total Investments) (4)
1,000	Berryessa Union School District, Santa Clara County, California, General Obligation Bonds,	8/12 at 100.00	AAA	1,068,880
	Series 2003C, 5.000%, 8/01/21 (Pre-refunded 8/01/12) – FSA Insured
1,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	12/09 at 101.00	A3 (4)	1,092,310
	Series 1999A, 6.250%, 12/01/34 (Pre-refunded 12/01/09)
1,940	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	8/08 at 102.00	AAA	2,032,150
	System, Series 1998A, 5.000%, 8/01/22 (Pre-refunded 8/01/08) – AMBAC Insured

3,940	Total U.S. Guaranteed			4,193,340

	Utilities – 5.7% (3.8% of Total Investments)
1,000	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	AAA	1,066,250
	Series 2004, 5.250%, 10/01/21 – MBIA Insured
3,055	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AAA	3,217,495
	2001A-1, 5.250%, 7/01/22 – FSA Insured
275	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/13 at 100.00	AAA	285,684
	2003A-2, 5.000%, 7/01/21 – MBIA Insured
310	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	321,535
	9/01/31 – XLCA Insured

4,640	Total Utilities			4,890,964

	Water and Sewer – 12.1% (8.1% of Total Investments)
215	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	221,641
	5.000%, 4/01/36 (WI/DD, Settling 6/06/06) – MBIA Insured
490	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series	7/16 at 100.00	AAA	510,271
	2006A-2, 5.000%, 7/01/27 – AMBAC Insured
1,125	Manteca Financing Authority, California, Sewerage Revenue Bonds, Series 2003B, 5.000%,	12/13 at 100.00	Aaa	1,128,488
	12/01/33 – MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue
	Bonds, Series 2002:
3,000	5.000%, 8/01/22 – MBIA Insured	8/12 at 100.00	AAA	3,121,590
2,500	5.000%, 8/01/23 – MBIA Insured	8/12 at 100.00	AAA	2,596,225
1,180	South Feather Water and Power Agency, California, Water Revenue Certificates of Participation,	4/13 at 100.00	BBB	1,208,344
	Solar Photovoltaic Project, Series 2003, 5.375%, 4/01/24
1,600	Sunnyvale Financing Authority, California, Water and Wastewater Revenue Bonds, Series 2001,	10/11 at 100.00	AAA	1,637,840
	5.000%, 10/01/26 – AMBAC Insured

10,110	Total Water and Sewer			10,424,399

$ 124,635	Total Investments (cost $125,369,246) – 150.3%			129,443,707

	Other Assets Less Liabilities – 1.9%			1,683,216

	Preferred Shares, at Liquidation Value – (52.2)%			(45,000,000)

	Net Assets Applicable to Common Shares – 100%			$86,126,923

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At May 31, 2006, the cost of investments was $126,332,412.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,130,520
Depreciation	(1,019,225)

Net unrealized appreciation (depreciation) of investments	$3,111,295

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         July 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        July 28, 2006

* Print the name and title of each signing officer under his or her signature.